                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-07507

                          SCUDDER INVESTMENTS VIT FUNDS
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

                 101 Federal Street Boston, Massachusetts 02110
                 -----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 535-0532
                                                            --------------

                                Daniel O. Hirsch
                           Deutsche Asset Management
                      One South Street Baltimore, MD 21202
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       6/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Investments VIT Funds

Semiannual Report

June 30, 2003

Scudder Real Estate Securities Portfolio

Contents

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUEInvestments in variable portfolios involve risk. Some portfolios have more risk than others. These include portfolios that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read the prospectus for specific details regarding its investments and risk profile.

Management Summary June 30, 2003

During a period of improving investor sentiment and equity prices, the portfolio posted a positive return for the two months ended June 30, 2003, though it slightly underperformed its benchmark, the Wilshire REIT Index.

Underperformance was primarily driven by an underweight position in the office sector, which outpaced all other property sector types during the second quarter of 2003 in anticipation of an economic recovery. Despite its run-up, we remain negative on the office sector due to the amount of direct and sublease vacancy across the market and the lack of visible job growth. The portfolio's overweight in the apartment, industrial and retail sectors, all underperforming, also held back return during the period.

On the flip side, the portfolio benefited from a slight overweight in the hotel sector, which outperformed during the period. An overweight position in the regional mall sector, which performed on par with the index, also bolstered return. Among the top-10 equity holdings, shopping mall owner and developer General Growth Properties, office property owner and developer Mack-Cali Realty and Boston Properties all contributed to performance. We continue to like the regional mall sector given its solid fundamentals and earnings growth.

Although Real Estate Investment Trusts (REITs) are trading at a slight premium to their underlying net asset value, we continue to believe that REITs offer a compelling way to potentially add income and diversification to investors' portfolios.

Karen J. Knudson
John F. Robertson
John W. Vojticek
Mark D. Zeisloft
Co-Managers

The unmanaged Wilshire REIT Index is a capitalization-weighted group of real estate investment trusts. The index includes the reinvestment of all distributions and is not available for direct investment.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio as of June 30, 2003 (Unaudited)

	Shares	Value ($)

Common Stocks 75.4%

Apartments 16.9%
Archstone Smith Trust	2,900	69,600
Avalonbay Communities, Inc.	600	25,584
BRE Properties, Inc.	1,500	49,800
Equity Residential	3,300	85,635
Essex Property Trust	500	28,625
Home Properties N.Y., Inc.	600	21,144
Post Properties, Inc.	200	5,300
United Dominion Realty Trust, Inc.	3,200	55,104
		340,792
Hotels 4.9%
Starwood Hotels & Resorts	1,000	28,590
Host Marriott Corp.*	3,500	32,025
Hilton Hotels Corp.	3,000	38,370
		98,985
Industrial 11.6%
Catellus Development Corp.*	2,800	61,600
Centerpoint Properties Trust	500	30,625
Liberty Property	700	24,220
Prologis	4,300	117,390
		233,835
Office 16.2%
Arden Realty, Inc.	1,300	33,735
Boston Properties, Inc.	1,500	65,700
Brookfield Properties Corp.	2,200	46,750
Carramerica Realty Corp.	1,000	27,810
Highwoods Properties, Inc.	1,400	31,220
Mack-Cali Realty Corp.	1,800	65,484
Reckson Associates Realty Corp.	1,100	22,946
Sl Green Realty Corp.	900	31,401
		325,046
Regional Malls 14.8%
General Growth Properties, Inc.	1,600	99,904
Pennsylvania Real Estate	400	11,980
Rouse Co.	1,000	38,100
Simon Properties Group, Inc.	3,200	124,896
Taubman Centers, Inc.	1,200	22,992
		297,872
Retail 11.0%
Chelsea Properties Group, Inc.	1,700	68,527
Developers Diversified Realty	1,400	39,816
Kimco Realty Corp.	700	26,530
Pan Pacific Retail Properties, Inc.	1,200	47,220
Regency Centers Corp.	900	31,482
Boardwalk Equities, Inc.	700	7,945
		221,520
Total Common Stocks (Cost $1,455,242)		1,518,050

	Principal Amount ($)	Value ($)

Repurchase Agreements** 24.6%
State Street Bank and Trust Co., 1.0%, dated 6/30/2003, to be repurchased at $496,014 on 7/1/2003 (cost $496,000)	496,000	496,000
Total Investment Portfolio - 100.0% (Cost $1,951,242) (a)		2,014,050

* Non-income producing security.
** Repurchase Agreements are fully collateralized by US Treasury or government agency securities.
(a) The cost for federal income tax purposes was $1,951,242. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $62,808. This consisted of aggregate gross unrealized appreciation for all securities in which there was a excess of value over tax cost of $65,041 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,233.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $1,455,242)	$ 1,518,050
Repurchase agreements, at value (cost $496,000)	496,000
Cash	379
Dividends receivable	6,433
Interest receivable	14
Receivable for Portfolio shares sold	65,418
Due from Advisor	9,450
Total assets	2,095,744
Liabilities
Other accrued expenses and payables	12,683
Total liabilities	12,683
Net assets, at value	$ 2,083,061
Net Assets
Net assets consist of: Undistributed net investment income	$ 9,489
Net unrealized appreciation (depreciation) on: Investment securities	62,808
Paid-in capital	2,010,764
Net assets, at value	$ 2,083,061
Class B
Net Asset Value, offering and redemption price per share ($2,083,061 / 195,515 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 10.65

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the period May 1, 2003 (commencement of operations) to June 30, 2003 (Unaudited)
Investment Income
Income: Dividends	$ 12,259
Interest	463
Total income	12,722
Expenses: Advisory fee	1,939
Administrator service fee	267
Distribution service fees (Class B)	539
Record keeping fees (Class B)	323
Auditing	2,280
Legal	1,680
Trustees' fees and expenses	480
Reports to shareholders	1,980
Organization and offering costs	3,900
Other	1,501
Total expenses, before expense reductions	14,889
Expense reductions	(11,656)
Total expenses, after expense reductions	3,233
Net investment income (loss)	9,489
Realized and Unrealized Gain (Loss) on Investment Transactions
Net unrealized appreciation (depreciation) during the period on investments	62,808
Net gain (loss) on investment transactions	62,808
Net increase (decrease) in net assets resulting from operations	$ 72,297

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	For the Period May 1, 2003 (commencement of operations) to June 30, 2003 (Unaudited)
Operations: Net investment income (loss)	$ 9,489
Net unrealized appreciation (depreciation) on investment transactions during the period	62,808
Net increase (decrease) in net assets resulting from operations	72,297
Fund share transactions: Proceeds from shares sold - Class B	1,010,764
Net increase (decrease) in net assets from Fund share transactions	1,010,764
Increase (decrease) in net assets	1,083,061
Net assets at beginning of period (original investment)	1,000,000
Net assets at end of period (including undistributed net investment income of $9,489 at June 30, 2003)	$ 2,083,061
Other Information
Class B
Shares outstanding at beginning of period (original investment)	100,000
Shares sold	95,515
Shares outstanding at end of period	195,515

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class B

2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[b]	.09
Net realized and unrealized gain (loss) on investment transactions	.56
Total from investment operations	.65
Net asset value, end of period	$ 10.65
Total Return (%)[c]	6.50**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2
Ratio of expenses before expense reductions (%)	6.91*
Ratio of expenses after expense reductions (%)	1.50*
Ratio of net investment income (loss) (%)	4.40*
Portfolio turnover rate (%)	-

a For the period May 1, 2003 (commencement of sales of Class B shares) to June 30, 2003 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Real Estate Securities Portfolio (the "Portfolio") is a non-diversified series of Scudder Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds) (the "Trust") which is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Multiple Classes of Shares of Beneficial Interest. The Portfolio offers Class A shares (none sold as of June 30, 2003) and Class B shares. Sales of Class B shares commenced May 1, 2003 and are subject to Rule 12b-1 fees under the 1940 Act, and record keeping fees, equal to an annual rate of up to 0.25% and 0.15%, respectively, of the average daily net assets of the Class B shares. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class (including the applicable 12b-1 fee and record keeping fee). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

The Trust accounts separately for the assets, liabilities and operations of each of the funds in the Trust. Expenses directly attributable to a fund are charged to that fund, while the expenses that are attributable to the Trust are allocated among the funds in the Trust based upon the relative net assets of each fund.

Federal Income Taxes. It is Portfolio's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

Distribution of Income and Gains. The Portfolio pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Portfolio records dividends and distributions on its books on the ex-dividend date.

B. Purchase and Sales

The aggregate cost of purchases and proceeds from sales of investments for the period ended June 30, 2003, were $1,455,242 and $0, respectively.

C. Related Parties

Deutsche Asset Management, Inc. ("DeAM" or the "Advisor"), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. Under the Investment Advisory Agreement the Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.90% of the first $250,000,000 of portfolio's average daily net assets, 0.875% of the next $250,000,000 of such net assets, 0.85% of the next $500,000,000 of such net assets, 0.825% of the next $1,500,000,000 of such net assets, and 0.80% of such net assets in excess of $2,500,000,000. For the period ended June 30, 2003, all of the Advisory fee was waived.

The Advisor has delegated all its advisory responsibilities to RREEF America L.L.C. ("RREEF" or the "Sub-Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG. The Sub-Advisor is responsible for managing the investment operations of the Portfolio and the composition of the Portfolio's holdings of securities and other investments. As compensation for its services, under the Sub-Advisory Agreement, RREEF is entitled to an annual rate, paid monthly, of 0.45% of the first $100 million of the Portfolio's average daily net assets, 0.40% of the next $100 million of such assets, and 0.35% of such assets exceeding $200 million. RREEF is paid by DeAM, Inc. and not the Portfolio.

Investment Company Capital Corp. ("ICCC" or the "Administrator"), an affiliate of the Advisor and Sub-Advisor, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee ("Administrator service fee") based on its average daily net assets which is accrued daily and payable monthly at an annual rate of 0.12%. For the period ended June 30, 2003, ICCC received an administrator service fee of $267, all of which was waived.

The Advisor and Administrator have agreed to waive their fees and/or reimburse expenses of the Portfolio, to the extent necessary, to maintain the annualized expenses of Class B shares at 1.50%. Accordingly, for the period ended June 30, 2003, the Advisor has agreed to reimburse the Portfolio for $9,450 of expenses.

Scudder Distributors, Inc. ("SDI"), also an affiliate of the Advisor and Sub-Advisor, is the Portfolio's Distributor. In accordance with the Distribution Plan, SDI receives 12b-1 fees of up to 0.25% of average daily net assets of Class B shares.

Certain officers and trustees of the Portfolio are also officers and trustees of Deutsche Asset Management, Inc. These persons are not paid by the Portfolio for serving in these capacities.

About the Portfolio's Advisor

Deutsche Asset Management, Inc. ("DeAM, Inc.") is the Portfolio's advisor and RREEF America L.L.C. ("RREEF") is the Portfolio's sub-advisor. DeAM, Inc. and RREEF are indirect wholly owned subsidiaries of Deutsche Bank AG.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
1-800-778-1482

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

VIT-3 (8/29/03) 24411

ITEM 2.         CODE OF ETHICS.

                        Not currently applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the six month period ended June 30, 2003, management identified an issue related to a different registrant within the Scudder fund complex.
Management discussed the issue with the Registrant's Audit Committee and auditors and instituted additional procedures to enhance its internal controls over financial reporting.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder VIT Real Estate Securities Portfolio

By:                                 /s/Richard T. Hale
                                    -------------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               August 19, 2003
                                    -------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder VIT Real Estate Securities Portfolio

By:                                 /s/Richard T. Hale
                                    -------------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               August 19, 2003
                                    -------------------------------------

By:                                 /s/Charles A. Rizzo
                                    -------------------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               August 19, 2003
                                    -------------------------------------